Revenues (Details 3) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Revenue Recognition [Abstract]
Balance, beginning of the period	$ 2,601
Cumulative effect of changes in accounting principles (ASC 606)	(80)
New performance obligations	345
Reclassification to revenue as a result of satisfying performance obligation	(2,521)
Balance, end of the period	366
Less: long-term portion of deferred revenue	(100)
Current portion, end of the period	$ 266